Segment Reporting Segment Reporting (Schedule of Segment Reporting Information, by Segment) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Statement [Line Items]
Revenues	$ 649,238	$ 471,146	$ 665,973	$ 443,355	$ 1,120,384	$ 1,109,328	$ 2,024,390	$ 2,405,860
Costs and Expenses	510,511	422,247	529,045	408,997	932,758	938,042	1,724,102	2,117,735
Adjusted EBITDA	138,727	48,899	136,928	34,358	187,626	171,286	300,288	288,125
Propane and related equipment sales [Member]
Statement [Line Items]
Revenues	460,905	277,476	658,820	435,439	738,381	1,094,259	1,917,201	2,398,425
Costs and Expenses	338,795	241,877	513,006	393,808	580,672	906,814	1,591,300	2,067,156
Adjusted EBITDA	122,110	35,599	145,814	41,631	157,709	187,445	325,901	331,269
Midstream - Crude Oil Logistics [Member]
Statement [Line Items]
Revenues	183,793	189,373	0	0	373,166	0	81,512	0
Costs and Expenses	155,072	164,570	0	0	319,642	0	72,929	0
Adjusted EBITDA	28,721	24,803	0	0	53,524	0	8,583	0
Midstream Operations - Water Solutions [Member]
Statement [Line Items]
Revenues	4,540	4,297	7,153	7,916	8,837	15,069	25,677	7,435
Costs and Expenses	5,461	4,776	5,137	4,733	10,237	9,870	20,141	3,997
Adjusted EBITDA	(921)	(479)	2,016	3,183	(1,400)	5,199	5,536	3,438
Corporate and Other [Member]
Statement [Line Items]
Revenues	0	0	0	0	0	0	0	0
Costs and Expenses	11,183	11,024	10,902	10,456	22,207	21,358	39,732	46,582
Adjusted EBITDA	$ (11,183)	$ (11,024)	$ (10,902)	$ (10,456)	$ (22,207)	$ (21,358)	$ (39,732)	$ (46,582)